Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0008	$ 0.0008
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	3,247,117	3,247,117
Ordinary shares, shares outstanding	[1]	3,247,117	3,247,117

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.